UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, November 15, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total:  $258,898

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Acuity Brands Inc                    COM   00508Y102   2503     204150   SH         SOLE        14000       190150
Amli Residential                     COM   001735109   5131     232375   SH         SOLE        10400       221975
Berkshire Hathaway Inc Del Cl A      COM   084670108    296          4   SH         SOLE            0            4
Berkshire Hathaway Inc Del Cl B      COM   084670207  19663       7977   SH         SOLE          290         7687
Carecentric Inc                      COM   14166Y106      9      25841   SH         SOLE            0        25841
Cathay Bancorp Inc                   COM   149150104   8468     217125   SH         SOLE         6700       210425
Cendant Corp                         COM   151313103  19264    1790350   SH         SOLE        64400      1725950
Chateau Cmntys Inc                   COM   161726104   9626     364479   SH         SOLE        13200       351279
Chubb Corp                           COM   171232101   6941     126600   SH         SOLE         3300       123300
Copart Inc                           COM   217204106   6841     630500   SH         SOLE        17000       613500
CVS Corp		             COM   126650100  15393     607200   SH         SOLE        20600       586600
Dentsply Intl Inc New                COM   249030107  11436     284680   SH         SOLE        11000       273680
Devon Energy                         COM   25179M103   9305     192850   SH         SOLE         9100       183750
Equity Office Properties Trust       COM   294741103  12874     498600   SH         SOLE        20000       478600
Federal Home Ln Mtg Corp             COM   313400301   9828     175815   SH         SOLE         7300       168515
GBC Bancorp Calif                    COM   361475106   8803     453287   SH         SOLE        12100       441187
Hanmi Finl Corp                      COM   410495105   8411     560751   SH         SOLE        15254       545497
International Speedway Corp Cl A     COM   460335201   8192     206190   SH         SOLE         6700       199490
Littelfuse Inc                       COM   537008104   3237     192450   SH         SOLE         7400       185050
Mercury General Corp New             COM   589400100  19812     462893   SH         SOLE        16500       446393
Mestek Inc                           COM   590829107   5959     326547   SH         SOLE        11300       315247
National Golf Pptys Inc              COM   63623G109   3472     301925   SH         SOLE            0       301925
Northeast Utils                      COM   664397106  10704     663350   SH         SOLE        18000       615350
Orthodontic Ctrs Amer Inc            COM   68750P103   7841     732850   SH         SOLE        25000       707850
Post Pptys Inc                       COM   737464107   4558     175437   SH         SOLE         7200       168237
Prima Energy Corp	             COM   741901201   1568      74750   SH         SOLE            0        74750
Silicon Vy Bancshares                COM   827064106    342      20200   SH         SOLE            0        20200
Sun Communities Inc                  COM   866674104   7862     214210   SH         SOLE         6000       208210
Viad Corp                            COM   92552R109   9914     485250   SH         SOLE        19000       466250
Washington Post Co                   COM   939640108  13869      21370   SH         SOLE          775        20595
Waters Corp                          COM   941848103   6778     279500   SH         SOLE         7000       272500